UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
    (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31_

Date of reporting period:	07/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Becker Value Equity Fund
Schedule of Investments
July 31, 2009
(Unaudited)

Common Stocks - 98.36%	Shares	Value

Abrasive Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.13%
CARBO Ceramics, Inc.	20,000	$ 833,800

Air Courier Services - 2.43%
FedEx Corp.	26,500	1,797,760

Beverages - 1.85%
Coca-Cola Co. / The	27,500	1,370,600

Biological Products - 1.89%
Amgen, Inc. (a)	22,500	1,401,975

Bottled & Canned Soft Drinks & Carbonated Waters - 1.05%
Cadbury PLC (b)	19,740	780,322

Cable & Other Pay Television Services - 1.98%
Comcast Corp. - Class A	98,500	1,463,710

Crude Petroleum & Natural Gas - 4.64%
Devon Energy Corp.	19,525	1,134,207
Pioneer Natural Resources Co.	26,000	742,300
Royal Dutch Shell PLC - Class A (b)	29,500	1,552,880
		3,429,387

Drilling Oil & Gas Wells - 2.55%
Diamond Offshore Drilling, Inc.	5,000	449,350
Helmerich & Payne, Inc.	20,000	687,200
Weatherford International Ltd. (a)	40,000	750,400
		1,886,950

Electric & Other Services Combined - 1.71%
Xcel Energy, Inc.	63,400	1,264,196

Electronic & Other Electrical Equipment - 3.32%
Emerson Electric Co.	30,000	1,091,400
General Electric Co.	102,000	1,366,800
		2,458,200

Electronic Connectors - 1.88%
Tyco International, Ltd.	46,000	1,390,120

Fats & Oils - 4.09%
Archer-Daniels-Midland Co.	33,000	993,960
Bunge, Ltd.	29,000	2,029,130
		3,023,090

Fire, Marine & Casualty Insurance - 4.49%
Allstate Corp. / The	42,000	1,130,220
Chubb Corp. / The	34,000	1,570,120
Zenith National Insurance Corp.	26,000	620,620
		3,320,960

Food & Kindred Products - 1.42%
Nestle SA (b)	25,500	1,047,540

Hospital & Medical Service Plans - 2.59%
Aetna, Inc.	71,100	1,917,567

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 98.36% - continued	Shares	Value

Insurance Agents, Brokers & Service - 1.96%
Marsh & McLennan Companies, Inc.	71,000	$ 1,449,820

Life Insurance - 1.06%
MetLife, Inc.	23,000	780,850

Malt Beverages - 1.28%
Molson Coors Brewing Co. - Class B	21,000	949,410

Meat Packing Plants - 1.36%
Hormel Foods Corp.	28,000	1,005,480

Motor Vehicles & Passenger Car Bodies - 2.30%
HONDA MOTOR CO., Ltd. (b)	53,000	1,702,890

National Commercial Banks - 4.29%
JPMorgan Chase & Co.	40,700	1,573,055
PNC Financial Services Group, Inc.	22,300	817,518
U.S. Bancorp	38,500	785,785
		3,176,358

Office Machines - 1.63%
Pitney Bowes, Inc.	58,300	1,203,895

Oil, Gas Field Services - 2.06%
Schlumberger Ltd.	28,500	1,524,750

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.90%
Zimmer Holdings, Inc. (a)	30,100	1,402,660

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.27%
PPG Industries, Inc.	30,500	1,677,500

Petroleum Refining - 6.50%
Chevron Corp.	24,575	1,707,225
ConocoPhillips	39,000	1,704,690
Murphy Oil Corp.	24,000	1,396,800
		4,808,715

Pharmaceutical Preparations - 1.89%
Abbott Laboratories	31,000	1,394,690

Public Building and Related Furniture - 2.11%
Johnson Controls, Inc.	60,200	1,557,976

Publishing or Publishing and Printing (Books) - 1.91%
McGraw-Hill Companies, Inc. / The	45,000	1,410,750

Radio & TV Broadcasting & Communications Equipment - 2.22%
Harris Stratex Networks, Inc. - Class A (a)	5,837	40,509
L-3 Communications Holdings, Inc.	14,000	1,057,000
Nokia Corp. (b)	41,000	546,940
		1,644,449

Retail - Computer & Computer Software Stores - 0.92%
GameStop Corp. - Class A (a)	31,000	678,590

Retail - Drug Stores and Proprietary Stores - 0.90%
Walgreen Co.	21,500	667,575

Retail - Grocery Stores - 1.82%
Kroger Co. / The	63,000	1,346,940

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 98.36% - continued	Shares	Value

Retail - Variety Stores - 1.60%
Costco Wholesale Corp.	3,300	$ 163,350
Wal-Mart Stores, Inc.	20,500	1,022,540
		1,185,890

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.35%
Harris Corp.	35,000	1,095,850
Raytheon Co.	29,500	1,385,025
		2,480,875

Semiconductors & Related Devices - 1.82%
Intel Corp.	70,000	1,347,500

Services - Prepackaged Software - 3.63%
Lawson Software, Inc. (a)	135,650	805,761
Microsoft Corp.	80,000	1,881,600
		2,687,361

State Commercial Banks - 2.04%
State Street Corp.	30,000	1,509,000

Surgical & Medical Instruments & Apparatus - 4.34%
Becton, Dickinson & Co.	29,500	1,921,925
Covidien, PLC	34,000	1,285,540
		3,207,465

Telephone Communications - (No Radio Telephone) - 1.28%
AT&T, Inc.	36,000	944,280

Telephone & Telegraph Apparatus - 1.08%
ADTRAN, Inc.	33,000	797,280

Wholesale - Drugs Proprietaries & Druggists' Sundries - 2.22%
McKesson Corp.	32,200	1,647,030

Wholesale - Electronic Parts & Equipment - 1.60%
Tyco Electronics, Ltd.	55,550	1,192,659

TOTAL COMMON STOCKS (Cost $73,697,242)		72,768,815

Money Market Securities - 2.75%
Federated Government Obligations Fund - I - 0.16% (c)	2,038,402	2,038,402

TOTAL MONEY MARKET SECURITIES (Cost $2,038,402)		2,038,402

TOTAL INVESTMENTS (Cost $75,735,644) - 101.11%		$ 74,807,217

Liabilities in excess of other assets - (1.11%)		(822,146)

TOTAL NET ASSETS - 100.00%		$ 73,985,071

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at July 31, 2009.
Tax Related
Unrealized appreciation		$ 6,494,124
Unrealized depreciation		(7,422,551)
Net unrealized depreciation		$ (928,427)

Aggregate cost of securities for income tax purposes		$ 75,735,644

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund

Notes to the Schedule of Investments

July 31, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), on November 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Fund adopted FAS 157-4 as of July 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including quoted prices for an identical security in an active market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, closed-end funds, real estate investment trusts, income trusts, and preferred and convertible preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Becker Value Equity Fund

Notes to the Schedule of Investments - continued

July 31, 2009

(Unaudited)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, collateralized mortgage obligations, certificates of deposit, reverse convertible notes, U.S. government securities and U.S. government agency securities, and foreign bonds denominated in US dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at July 31, 2009 in valuing the Fund’s assets carried at fair value:

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Equity Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Marathon Value Portfolio
Schedule of Investments
July 31, 2009
(Unaudited)

Common Stocks - 76.35%	Shares	Value

Automobiles, Parts & Equipment - 1.02%
Genuine Parts Co.	8,500	$ 301,070

Banking - Financial - 2.67%
First Niagara Financial Group, Inc.	11,500	151,225
Mitsubishi UFJ Financial Group, Inc. (b)	29,100	180,420
SunTrust Banks, Inc.	15,000	292,500
U.S. Bancorp	8,030	163,892
		788,037

Communications, Broadcasting & Cable - 1.20%
Liberty Global, Inc. - Class A (a)	10,500	219,975
SK Telecom Co., Ltd (b)	8,000	134,640
		354,615

Computer Software & Hardware - 5.52%
Cisco Systems, Inc. (a)	29,000	638,290
International Business Machines Corp.	6,200	731,166
Microsoft Corp.	11,100	261,072
		1,630,528

Cosmetics - 0.26%
Elizabeth Arden, Inc. (a)	8,000	76,800

Data Services - 2.77%
Automatic Data Processing, Inc.	6,700	249,575
Equifax, Inc.	4,700	122,435
Global Payments, Inc.	5,500	232,650
Total System Services, Inc.	14,500	212,860
		817,520

Delivery and Freight Services - 2.36%
Arkansas Best Corp.	7,500	213,600
United Parcel Service, Inc. - Class B	9,000	483,570
		697,170

Electric Components, Parts & Equipment - 6.37%
Avnet, Inc. (a)	21,500	524,600
Linear Technology Corp.	16,000	429,920
SECOM CO., LTD. (b)	2,800	238,560
Tyco Electronics Ltd.	16,000	343,520
Zebra Technologies Corp. - Class A (a)	14,075	343,993
		1,880,593

Energy - 5.35%
Anadarko Petroleum Corp.	6,000	289,200
ConocoPhillips	6,600	288,486
Noble Corporation	19,500	660,270
Sasol Ltd. (b)	9,500	339,340
		1,577,296

Furniture - 0.14%
Natuzzi S.p.A. (a) (b)	21,400	40,660

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 76.35% - continued	Shares	Value

Healthcare - 7.58%
Alcon, Inc.	2,500	$ 319,000
Becton, Dickinson & Co.	7,000	456,050
Cardinal Health, Inc.	7,500	249,750
Dionex Corp. (a)	5,200	342,732
Life Technologies Corp. (a)	5,541	252,282
Pharmaceutical Product Development, Inc.	15,200	315,704
St. Jude Medical, Inc. (a)	8,000	301,680
		2,237,198

Household Products - 2.82%
Colgate-Palmolive Co.	2,500	181,100
Kimberly-Clark Corp.	5,600	327,320
Procter & Gamble Co.	5,827	323,457
		831,877

Industrial Conglomerates - 10.56%
3M Co.	9,900	698,148
Eaton Corp.	8,800	456,896
Emerson Electric Co.	15,000	545,700
General Electric Co.	18,300	245,220
Leggett & Platt, Inc.	5,200	90,220
Raven Industries, Inc.	14,342	411,615
Tyco International, Ltd.	22,175	670,129
		3,117,928

Industrial Machinery - 3.92%
Graco, Inc.	18,638	461,104
Illinois Tool Works, Inc.	7,200	291,960
Lincoln Electric Holdings, Inc.	9,500	402,610
		1,155,674

Insurance - 6.55%
AEGON N.V. (c)	23,000	170,430
Alleghany Corp. (a)	1,852	500,966
Aon Corp.	8,000	315,600
Berkshire Hathaway, Inc. - Class B (a)	130	413,465
Tokio Marine Holdings, Inc. (b)	7,750	223,587
White Mountains Insurance Group, Ltd.	1,200	309,600
		1,933,648

Packaged Foods - 2.76%
Campbell Soup Co.	15,000	465,450
Coca-Cola Co./The	7,000	348,880
		814,330

Pharmaceuticals - 3.46%
Abbott Laboratories	7,000	314,930
Bristol-Myers Squibb Co.	6,500	141,310
GlaxoSmithKline plc (b)	10,000	382,900
Novo Nordisk A/S (b)	3,100	181,009
		1,020,149

Publishing & Printing Media - 0.92%
John Wiley & Sons, Inc. - Class A	8,500	271,065

Restaurants - 1.57%
McDonald's Corp.	8,400	462,504

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 76.35% - continued	Shares	Value

Retail Stores - 3.20%
Costco Wholesale Corp.	6,300	$ 311,850
Family Dollar Stores, Inc.	4,000	125,680
Tiffany & Co.	17,000	507,110
		944,640

Specialty Chemicals - 4.06%
Cabot Corp.	5,000	91,500
PPG Industries, Inc.	10,600	583,000
Valspar Corp.	20,700	524,124
		1,198,624

Staffing Services - 0.68%
CDI Corp.	15,800	200,660

Utilities - 0.61%
Korea Electric Power Corp. (a) (b)	8,119	108,551
NorthWestern Corp.	3,000	72,600
		181,151

TOTAL COMMON STOCKS (Cost $20,741,240)		22,533,737

Real Estate Investment Trusts - 3.01%

AvalonBay Communities, Inc.	1,600	93,120
Avatar Holdings, Inc. (a)	3,000	64,350
EastGroup Properties, Inc.	5,000	173,600
Plum Creek Timber Co., Inc.	14,370	449,493
Reading International, Inc. - Class A (a)	24,300	106,677

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $797,442)		887,240

Preferred Stock - 1.06%

E. I. du Pont de Nemours & Co. $4.50	4,000	312,520

TOTAL PREFERRED STOCK (Cost $308,578)		312,520

Exchange-Traded Funds - 1.23%

PowerShares DB Agriculture Fund (a)	12,000	304,440
UltraShort MSCI Emerging Markets ProShares	3,600	59,832

TOTAL EXCHANGE-TRADED FUNDS (Cost $375,027)		364,272

	Principal
Corporate Bonds - 3.61%	Amount

Ambac Financial Group, Inc., 5.950%, 12/05/2035	$ 600,000	172,256
American Express Centurion, 0.448%, 12/17/2009 (g)	250,000	249,119
CA, Inc., 4.750%, 12/01/2009	400,000	402,000
CWABS, Inc., 3.290%, 10/25/2032 (e) (g)	27,904	2,085
CWABS, Inc., 0.950%, 04/25/2032 (e) (g)	86,891	39,422
IMPAC CMB Trust, 1.190%, 10/25/2033 (f) (g)	172,097	140,309
IMPAC CMB Trust, 1.130%, 9/25/2034 (f) (g)	166,160	61,302
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (d)	125,000	-

TOTAL CORPORATE BONDS (Cost $1,550,740)		1,066,493

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Money Market Securities - 14.48%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.580% (h)	4,272,444	$ 4,272,444

TOTAL MONEY MARKET SECURITIES (Cost $4,272,444)		4,272,444

TOTAL INVESTMENTS (Cost $28,045,471) - 99.74%		$ 29,436,706

Other assets less liabilities - 0.26%		77,313

TOTAL NET ASSETS - 100.00%		$ 29,514,019

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry.
(d) In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(e) Asset-Backed Security.
(f) Collateralized mortgage obligation.
(g) Variable rate securities; the coupon rate shown represents the rate at July 31, 2009.
(h) Variable rate security; the rate shown represents the money market rate at July 31, 2009.

Tax Related
Unrealized appreciation		3,869,126
Unrealized depreciation		(2,477,891)
Net unrealized appreciation		$ 1,391,235

Aggregate cost of securities for income tax purposes		$ 28,045,471

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio

Related Notes to the Schedule of Investments

July 31, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), on November 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Fund adopted FAS 157-4 as of July 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including quoted prices for an identical security in an active market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, closed-end funds, real estate investment trusts, income trusts, and preferred and convertible preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Marathon Value Portfolio

Related Notes to the Schedule of Investments - continued

July 31, 2009

(Unaudited)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, collateralized mortgage obligations, certificates of deposit, reverse convertible notes, U.S. government securities and U.S. government agency securities, and foreign bonds denominated in US dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Marathon Value Portfolio

Related Notes to the Schedule of Investments - continued

July 31, 2009

(Unaudited)

The following is a summary of the inputs used at July 31, 2009 in valuing the Fund’s assets carried at fair value:

The Fund held a Level 3 security, but has been determined to have no value during the report period, therefore no reconciliation is included.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Jones Villalta Opportunity Fund
Schedule of Investments
July 31, 2009
(Unaudited)

Common Stocks - 98.90%	Shares	Value

Consumer Discretionary - 31.93%
Automobiles
Ford Motor Co. (a)	9,540	$ 76,320

Hotels, Restaurants & Leisure
MGM MIRAGE (a)	5,880	42,512
Royal Caribbean Cruises, Ltd.	3,020	43,850
		86,362
Household Durables
Toll Brothers, Inc. (a)	1,340	26,210

Media
Comcast Corp. - Class A	2,830	42,054
Time Warner Cable, Inc.	329	10,877
Time Warner, Inc.	1,313	35,005
Walt Disney Co./ The	1,580	39,690
		127,626

Internet & Catalog Retail
Liberty Media Corp. - Interactive - Class A (a)	5,970	39,760

Retailing
Gap, Inc. / The	2,400	39,168
Home Depot, Inc. / The	1,670	43,320
		82,488

Energy - 1.49%
Oil, Gas & Consumable Fuels
ConocoPhillips	470	20,544

Financials - 16.42%
Banks
Bank of America Corp.	3,620	53,540
JPMorgan Chase & Co.	1,470	56,815
Wells Fargo & Co.	1,800	44,028
		154,383

Financials
Citigroup, Inc.	6,500	20,605
Goldman Sachs Group, Inc. / The	310	50,623
		71,228

Health Care - 7.09%
Pharmaceuticals, Biotechnolgy & Life Sciences
Johnson & Johnson	670	40,796
Pfizer, Inc.	1,800	28,674
Wyeth	600	27,930
		97,400

Industrials - 7.12%
Industrials Conglomerates
General Electric Co.	4,900	65,660

Machinery
Caterpillar, Inc.	730	32,164

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 98.90% - continued	Shares	Value

Information Technology - 28.06%
Communications Equipment
Corning, Inc.	2,930	$ 49,810
NII Holdings, Inc. (a)	1,230	28,315
UTStarcom, Inc. (a)	12,600	21,546
		99,671

Computers & Peripherals
Dell, Inc. (a)	2,760	36,929

Semiconductors & Semiconductor Equipment
Intel Corp.	2,850	54,862

Software & Services
Microsoft Corp.	2,450	57,624
Oracle Corp.	1,950	43,154
		100,778

Technology Hardware & Equipment
EMC Corp. (a)	2,520	37,951
International Business Machines Corp.	470	55,427
		93,378

Materials - 4.44%
Chemicals
Mosaic Co. / The	520	27,118

Metals & Mining
Alcoa, Inc.	2,890	33,986

Utilities - 2.35%
Electric Utilities
AES Corp. / The (a)	2,530	32,359

TOTAL COMMON STOCKS (Cost $1,013,619)		1,359,226

Money Market Securities - 2.21%

Fidelity Institutional Money Market Portfolio, 0.58% (b)	30,333	30,333

TOTAL MONEY MARKET SECURITIES (Cost $30,333)		30,333

TOTAL INVESTMENTS (Cost $1,043,952) - 101.11%		$ 1,389,559

Liabilities in excess of other assets - (1.11)%		(15,248)

TOTAL NET ASSETS - 100.00%		$ 1,374,311

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2009.

Tax Related
Gross unrealized appreciation		$ 359,094
Gross unrealized depreciation		(13,487)
Net unrealized appreciation		$ 345,607

Aggregate cost of securities for income tax purposes		$ 1,043,952

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund

Related Notes to the Schedule of Investments

July 31, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), on November 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Fund adopted FAS 157-4 as of July 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including quoted prices for an identical security in an active market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, closed-end funds, real estate investment trusts, income trusts, and preferred and convertible preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Jones Villalta Opportunity Fund

Related Notes to the Schedule of Investments - continued

July 31, 2009

(Unaudited)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, collateralized mortgage obligations, certificates of deposit, reverse convertible notes, U.S. government securities and U.S. government agency securities, and foreign bonds denominated in US dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at July 31, 2009 in valuing the Fund’s assets carried at fair value:

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Jones Villalta Opportunity Fund

Related Notes to the Schedule of Investments - continued

July 31, 2009

(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding  taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments
July 31, 2009
(Unaudited)

Mutual Funds - 96.08%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 92.88%

Artisan International Value Fund - Investor Class	188,458	$ 3,974,608
Artisan Mid Cap Value Fund - Investor Class	205,057	3,186,595
Artisan Small Cap Value Fund - Investor Class	429,765	5,307,605
Brown Capital Management Small Company Fund - Institutional Class (b)	313,840	9,719,622
Buffalo Small Cap Fund (a)	482,334	10,124,200
Dreyfus Premier Midcap Value Fund	280,475	6,459,344
Evergreen Omega Fund - Institutional Class (a) (b)	383,665	10,454,864
Fidelity Small Cap Stock Fund	209,087	2,778,766
First Eagle U.S. Value Fund - Institutional Class	489,193	6,701,951
FMI Common Stock Fund (b)	425,924	8,335,337
FMI Large Cap Fund	221,595	2,785,450
Hansberger International Growth Fund - Institutional Class (b)	486,486	6,494,594
Janus Overseas Fund	276,563	10,335,145
John Hancock U.S. Global Leaders Growth Fund - Institutional Class	143,562	3,350,734
JPMorgan Small Cap Equity Fund - Class S	388,831	10,700,621
Kinetics Paradigm Fund	316,314	5,880,275
Longleaf Partners Fund	114,941	2,328,700
Oakmark International Fund - Institutional Class	715,940	10,638,870
Oakmark International Small Cap Fund - Institutional Class	594,742	5,917,679
Oakmark Select Fund - Institutional Class	338,755	6,985,125
Oppenheimer International Small Company Fund - Class Y	507,028	9,101,144
Putnam Voyager Fund - Class Y (a)	601,522	10,556,717
Royce Low-Priced Stock Fund - Institutional Class	616,852	7,346,707
Royce Opportunity Fund - Institutional Class	1,207,762	9,239,376
Royce Special Equity Fund - Investor Class (b)	574,125	9,036,732
Security Equity Fund - Mid Cap Value Series - Institutional Class (b)	1,038,140	9,924,616
Third Avenue Value Fund	155,160	6,538,421
The Yacktman Fund (b)	765,061	9,945,787
William Blair Small Cap Growth Fund - Institutional Class	459,183	8,522,441

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $196,459,599)		212,672,026

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 3.20%

Allianz NFJ Dividend Value Fund - Institutional Class	200	1,856
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	3,486
Artisan International Small Cap Fund - Investor Class	150	2,215
BlackRock International Opportunities Portfolio - Institutional Class	100	2,918
Bridgeway Small Cap Growth Fund (a)	205	1,838
Bridgeway Small Cap Value Fund	179	1,893
Columbia Small Cap Growth I Fund - Institutional Class (a)	100	2,066
Dreyfus Premier International Small Cap Fund - Institutional Class	100	992
DWS Dreman Small Cap Value Fund - Institutional Class	85	2,305
Fidelity Mid-Cap Stock Fund	100	1,982
Fidelity OTC Portfolio (a)	41,766	1,617,581
Franklin Small Cap Value Fund - Advisor Class	100	3,281
Harbor Capital Appreciation Fund - Institutional Class	70,599	2,029,720
Hartford International Opportunities Fund - Class Y	248	3,087
Hussman Strategic Growth Fund	122,099	1,610,482

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Mutual Funds - 96.08% - continued	Shares	Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 3.20% (d) - continued

Janus Venture Fund (a)	100	$ 3,709
Longleaf Partners Small-Cap Fund	100	1,821
Meridian Growth Fund	67,681	2,016,907
Neuberger Berman Genesis - Institutional Class	100	3,322
Oberweis Micro-Cap Fund	175	1,657
Oppenheimer Small & Mid Cap Value Fund - Class Y	100	2,398
Perkins Mid Cap Value Fund - Class J	200	3,530
Royce Premier Fund - Investor Class	300	4,362
T. Rowe Price Small-Cap Value Fund	100	2,641

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $6,181,137) (d)		7,326,049

TOTAL MUTUAL FUNDS (Cost $202,640,736)		219,998,075

Exchange-Traded Funds - 3.47%

Consumer Discretionary Select Sector SPDR Fund	157,788	3,987,303
PowerShares QQQ	100,640	3,970,248

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,534,344)		7,957,551

Money Market Securities - 1.05%
Fidelity Institutional Treasury Portfolio - Class I, 0.14% (c)	2,399,493	2,399,493

TOTAL MONEY MARKET SECURITIES (Cost $2,399,493)		2,399,493

TOTAL INVESTMENTS (Cost $212,574,573) - 100.60%		$ 230,355,119

Liabilities in excess of other assets - (0.60)%		(1,377,058)

TOTAL NET ASSETS - 100.00%		$ 228,978,061

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Variable rate securities; the money market rate shown represents the rate at July 31, 2009.
(d) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.

Tax Related
Gross unrealized appreciation		$ 22,815,325
Gross unrealized depreciation		(5,034,779)
Net unrealized appreciation		$ 17,780,546

Aggregate cost of securities for income tax purposes		$ 212,574,573

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments
July 31, 2009
(Unaudited)

Mutual Funds - 96.74%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 96.70%

Artisan Small Cap Value Fund - Investor Class	88,676	$ 1,095,150
Brown Capital Management Small Company Fund - Institutional Class	70,659	2,188,310
Buffalo Small Cap Fund (a)	104,914	2,202,146
Evergreen Omega Fund - Institutional Class (a)	73,330	1,998,248
FBR Focus Fund	45,366	1,744,781
First Eagle U.S. Value Fund - Institutional Class	136,548	1,870,711
FMI Common Stock Fund	125,098	2,448,162
Janus Overseas Fund	55,694	2,081,289
JPMorgan Small Cap Equity Fund - Class S	66,395	1,827,182
Kinetics Paradigm Fund	23,898	444,266
Oakmark International Fund - Institutional Class	139,818	2,077,696
Oakmark International Small Cap Fund - Institutional Class	108,163	1,076,222
Oakmark Select Fund - Institutional Class	49,688	1,024,561
Oppenheimer International Small Company Fund - Class Y	99,288	1,782,211
Putnam Voyager Fund - Class Y (a)	107,076	1,879,182
Royce Low-Priced Stock Fund - Institutional Class	62,842	748,454
Royce Special Equity Fund - Investor Class	145,314	2,287,240
Security Equity Fund - Mid Cap Value Series - Institutional Class	241,010	2,304,056
TCW Select Equities Fund - Institutional Class	128,422	1,632,245
Third Avenue Value Fund	33,163	1,397,476
The Yacktman Fund	135,158	1,757,053

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $32,042,745)		35,866,641

Mutual Funds Less Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 0.04% (b)

BlackRock International Opportunities Portfolio - Institutional Class	100	2,918
Janus Venture Fund (a)	100	3,709
Longleaf Partners Fund	144	2,913
Longleaf Partners Small-Cap Fund	100	1,821
Oppenheimer Small & Mid Cap Value Fund - Class Y	100	2,398

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $21,969) (b)		13,759

TOTAL MUTUAL FUNDS (Cost $32,064,714)		35,880,400

Exchange-Traded Funds - 0.92%
Consumer Discretionary Select Sector SPDR Fund	13,470	340,387

TOTAL EXCHANGE-TRADED FUNDS (Cost $306,589)		340,387

Money Market Securities - 0.40%
Fidelity Institutional Treasury Portfolio - Class I, 0.14% (c)	149,932	149,932

TOTAL MONEY MARKET SECURITIES (Cost $149,932)		149,932

TOTAL INVESTMENTS (Cost $32,521,235) - 98.06%		$ 36,370,719

Other assets less liabilities - 1.94%		720,869

TOTAL NET ASSETS - 100.00%		$ 37,091,588

(a) Non-income producing.
(b) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c) Variable rate securities; the money market rate shown represents the rate at July 31, 2009.

Tax Related, (excluding future contracts)
Gross unrealized appreciation		$ 4,128,002
Gross unrealized depreciation		(278,518)
Net unrealized appreciation		$ 3,849,484

Aggregate cost of securities for income tax purposes		$ 32,521,235

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Futures Contracts
July 31, 2009
(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Market Value	(Depreciation)

E-Mini MSCI EAFE Index Futures Contract September 2009 (a)	(32)	$ (2,286,240)	$ (260,960)
E-Mini S&P 500 Futures Contract September 2009 (b)	(78)	(3,839,160)	(556,010)
E- Mini Russell 2000 Mini Futures Contract September 2009 (c)	(91)	(5,058,690)	(407,573)

Total Short Futures Contracts			$ (1,224,543)

(a) Each E-Mini MSCI EAFE Index Futures contract has a multiplier of 50 shares.
(b) Each E-Mini S&P 500 Futures contract has a multiplier of 50 shares.
(c) Each E-Mini Russell 2000 Mini Futures contract has a multiplier of 100 shares.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

Notes to the Schedule of Investments

July 31, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), on November 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Funds adopted FAS 157-4 as of July 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including quoted prices for an identical security in an active market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, closed-end funds, real estate investment trusts, income trusts, and preferred and convertible preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

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Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, collateralized mortgage obligations, certificates of deposit, reverse convertible notes, U.S. government securities and U.S. government agency securities, and foreign bonds denominated in US dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Futures Contracts - The Managed Volatility Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short Sales- The Fund may engage in short selling activities. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security.

There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Fund’s portfolio under normal circumstances, will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

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In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Sound Mind Investing Fund’s investments as of July 31, 2009:

The Sound Mind Investing Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Sound Mind Investing Fund did not hold any derivative instruments during the reporting period.

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The following is a summary of the inputs used to value the Sound Mind Investing Managed Volatility Fund’s investments as of July 31, 2009:

The Sound Mind Investing Managed Volatility Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

In accordance with Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), the futures contracts can be found in the Statement of Assets and Liabilities and the Statement of Operations as disclosed below.

The fair value of derivative instruments as reported within the Statements of Assets and Liabilities as of July 31, 2009 was as follows:

The effect of derivative instruments on the Statements of Operations for the period November 1, 2008 through July 31, 2009 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

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Change in Unrealized Gain (Loss) on Derivatives Recognized in Income

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of August 20, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
___/s/ Anthony J. Ghoston ____________	______
Anthony J. Ghoston, President

Date	9/24/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

____/s/ Anthony J. Ghoston_________________
Anthony J. Ghoston, President

Date	9/24/2009

By

___/s/ Christopher E. Kashmerick _______________________

Christopher E. Kashmerick, Treasurer

Date	9/24/2009